Stock Option Plan (Narrative) (Details) - USD ($) $ in Thousands					1 Months Ended			7 Months Ended	12 Months Ended
	Aug. 07, 2013	Aug. 13, 2010	Jan. 07, 2002	Mar. 15, 1995	Aug. 17, 2007	Sep. 19, 2005	Sep. 30, 2003	Sep. 29, 1997	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted									5,669,000
Expiration period of options									10 years
Weighted average remaining contractual life									2 years 3 months 18 days
Options available for future grant									1,318,000	1,268,000
Stock-based compensation expense
Intrinsic value of options outstanding									$ 628		$ 673
Number of option outstanding shares									400,000	470,000	470,000	500,000
Number of vested shares									400,000	470,000	470,000
Intrinsic value of options vested									$ 628	$ 673
The 1995 Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase shares of Common Stock				1,012,500
Increased shares of common stock								549,000
Total shares of common stock								1,561,500
The 2001 Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase shares of Common Stock			1,125,000
The 2003 Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase shares of Common Stock							900,000
Increased shares of common stock		800,000			400,000	500,000
Total shares of common stock		2,600,000			1,800,000	1,400,000
Stock Option Plan Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plan, shares authorized	3,500,000
Stock option plan, additional shares authorized	900,000